FEDERAL INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of federal income tax on earnings
	2012	2011	2010
	(Dollars in thousands)

Federal income taxes at statutory rate	$1,555	$1,536	$1,011
Increase (decrease) in taxes resulting primarily from:
Stock compensation	(28)	(15)	66
Nontaxable interest income	(39)	(39)	(22)
Cash surrender value of life insurance	(277)	(99)	(47)
Utilization of net operating loss carryforwards, previously reserved	-	(241)	-
Other	7	11	(13)

Federal income taxes per financial statements	$1,218	$1,153	$995

Effective tax rate	26.6%	25.5%	33.5%

Schedule of composition of Corporation's net deferred tax liability
Taxes (payable) refundable on temporary	2012	2011
differences at statutory rate:	(In thousands)

Deferred tax assets:
General loan loss allowance	$468	$406
Deferred compensation	90	283
Stock benefit plans	169	164
Merger related transaction costs	118	118
Net operating loss carryforward	1,278	2,168
Reserve for uncollected interests	401	324
Real estate owned	394	203
Fair market value adjustments	1,964	2,448
Other	47	60
Total deferred tax assets	4,929	6,174

Deferred tax liabilities:
Deferred loan origination costs	(314)	(270)
Federal Home Loan Bank stock dividends	(1,749)	(1,749)
Fixed asset basis difference	(705)	(1,365)
Unrealized gains on securities available for sale	(309)	(143)
Mortgage servicing rights	(439)	(372)

Total deferred tax liabilities	(3,516)	(3,899)

Net deferred tax asset	$1,413	$2,275